UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadmus Capital Management, LLC

Address:  350 Madison Avenue, 8th Floor
          New York, New York 10017

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jed Bonnem
Title:    Managing Member
Phone:    (212) 389-8761


Signature, Place and Date of Signing:


/s/ Jed Bonnem            New York, New York               February 13, 2004
--------------------     --------------------            --------------------
     [Signature]            [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      71

Form 13F Information Table Value Total: $112,418
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                        FORM 13F INFORMATION TABLE



COLUMN 1                                  COLUMN  2     COLUMN 3     COLUMN 4           COLUMN 5   COLUMN 6    COLUMN 7  COLUMN 8

NAME OF                                   TITLE OF                   VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING
ISSUER                                    CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  AUTHORITY
------                                    -----         -----       --------  -------   --------   ----------  --------  ---------
ABX AIR INC                               Common Stock  00080S101     7,169   1,686,900            Sole        None      1,686,900
AGCO CORP                                 Common Stock  001084102     1,091      53,840            Sole        None         53,840
ALLEGHENY ENERGY, INC.                    Common Stock  017361106       784      60,525            Sole        None         60,525
AMERICAN FINL RLTY TR                     Common Stock  02607P305       425      25,000            Sole        None         25,000
ANTHEM, INC.                              Common Stock  03674B104       260       3,500            Sole        None          3,500
ARCH WIRELESS INC                         Common Stock  039392709     3,425     173,000            Sole        None        173,000
ARENA PHARMACEUTICALS INC                 Common Stock  040047102     1,353     207,455            Sole        None        207,455
BAY VIEW CAPITAL                          Common Stock  07262L101     3,228     519,800            Sole        None        519,800
BOEING COMPANY                            Common Stock  097023105       125       2,950            Sole        None          2,950
BRINKER INTERNATIONAL INC                 Common Stock  109641100       464      14,000            Sole        None         14,000
BROOKFIELD HOMES CORP                     Common Stock  112723101     8,467     320,000            Sole        None        320,000
CAREMARK RX INC                           Common Stock  141705103     2,084      81,200            Sole        None         81,200
COLUMBIA LABS INC                         Common Stock  197779101       912     142,500            Sole        None        142,500
DIAMONDS TRUST SERIES I                   Common Stock  252787106       556       5,330            Sole        None          5,330
ELECTRONICS BOUTIQUE HOLDINGS CORP        Common Stock  286045109       315      13,600            Sole        None         13,600
FEDERAL SIGNAL CORP                       Common Stock  313855108       727      40,480            Sole        None         40,480
FIRST HORIZON PHARMACEUTICAL              Common Stock  32051K106     1,037      88,549            Sole        None         88,549
FISHER SCIENTIFIC INTL INC                Common Stock  338032204     1,670      40,000            Sole        None         40,000
FREDDIE MAC                               Common Stock  313400301     3,916      67,434            Sole        None         67,434
GENTIVA HEALTH SERVICES INC               Common Stock  37247A102     1,692     131,200            Sole        None        131,200
GRUPO AEROPORTUARIO DE                    Common Stock  40051E202       542      31,320            Sole        None         31,320
HOLLINGER INTERNATIONAL INC CL-A CLASS    Common Stock  435569108     3,554     230,800            Sole        None        230,800
HONEYWELL INTL INC                        Common Stock  438516106       648      19,630            Sole        None         19,630
INTL MULTIFOODS CORP                      Common Stock  460043102       182      10,000            Sole        None         10,000
INTRABIOTICS PHARMACEUTICALS              Common Stock  46116T506     1,002      61,400            Sole        None         61,400
ISHARES RUSSELL 2000 INDEX FUND           Common Stock  464287655     1,200      10,670            Sole        None         10,670
JANUS CAP GROUP INC                       Common Stock  47102X105     4,057     245,860            Sole        None        245,860
KINDER MORGAN MANAGEMENT, LLC             Common Stock  49455U100     2,626      60,765            Sole        None         60,765
LEAR CORPORATION                          Common Stock  521865105       145       2,360            Sole        None          2,360
LIMITED BRANDS, INC.                      Common Stock  532716107     1,088      60,500            Sole        None         60,500
MAGNA INTERNATIONAL INC                   Common Stock  559222401       733       9,100            Sole        None          9,100
MI DEVELOPMENTS INC                       Common Stock  55304X104    29,801   1,064,700            Sole        None      1,064,700
NEW CENTURY FINANCIAL CORP                Common Stock  64352D101       968      24,250            Sole        None         24,250
ON-ASSIGNMENT INC                         Common Stock  682159108       133      25,210            Sole        None         25,210
OWENS & MINOR INC (NEW)                   Common Stock  690732102       216       9,600            Sole        None          9,600
PARK PLACE ENTERTAINMENT CORP             Common Stock  700690100     1,347     123,500            Sole        None        123,500
PHARMACEUTICAL PRODUCT  DEVELOPMEN        Common Stock  717124101       409      15,000            Sole        None         15,000
PHILADELPHIA SUBN                         Common Stock  718009608       868      39,025            Sole        None         39,025
PLAINS RESOURCES INC                      Common Stock  726540503       187      11,600            Sole        None         11,600
PRICE COMMUNICATIONS CORP NEW             Common Stock  741437305     2,174     156,600            Sole        None        156,600
PROVIDENCE SERVICE CORPORATION            Common Stock  743815102       489      30,367            Sole        None         30,367
QUIKSILVER INC                            Common Stock  74838C106       445      25,000            Sole        None         25,000
REGAL ENTERTAINMENT GROUP                 Common Stock  758766109     1,045      50,436            Sole        None         50,436
RELIANT RESOURCES, INC.                   Common Stock  75952B105       107      14,530            Sole        None         14,530
RETAIL VENTURES INC                       Common Stock  76128Y102       251      55,000            Sole        None         55,000
RPM INTERNATIONAL INC                     Common Stock  749685103       149       9,100            Sole        None          9,100
STD & PRS 400 MID-CAP DEP RCPTMIDCAP 'SP  Common Stock  595635103     1,060       9,980            Sole        None          9,980
SMURFIT STONE CONTAINER CORPORATION       Common Stock  832727101       553      30,000            Sole        None         30,000
TELUS CORP                                Common Stock  87971M2022    2,610     142,000            Sole        None        142,000
THERMOGENESIS CORP NEW                    Common Stock  883623209       647     130,000            Sole        None        130,000
TOMMY HILFIGER CORP                       Common Stock  G8915Z102     1,117      77,600            Sole        None         77,600
TRANSOCEAN INC.                           Common Stock  G90078109       488      20,000            Sole        None         20,000
VIROLOGIC INC                             Common Stock  92823R201       355      95,000            Sole        None         95,000
WARNACO GROUP INC.                        Common Stock  934390402     1,093      67,400            Sole        None         67,400
WESTAR ENERGY, INC                        Common Stock  95709T100     1,672      82,100            Sole        None         82,100
WET SEAL INC CL-A                         Common Stock  961840105       635      63,470            Sole        None         63,470
WOODWARD GOVERNOR COMPANY                 Common Stock  980745103     1,997      35,100            Sole        None         35,100
XCEL ENERGY INC                           Common Stock  98389B100     6,125     360,280            Sole        None        360,280


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